Income tax expense (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense
Foreign withholding taxes	$ 0	$ 75,545
Federal tax rate	21.00%	35.00%